Document and Entity Information	May 01, 2024
Prospectus:
Document Type	497
Document Period End Date	May 01, 2024
Entity Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2024
Document Effective Date	May 01, 2024
Prospectus Date	Jan. 31, 2024
Class F Prospectus | SIMT US MANAGED VOLATILITY FUND | CLASS F
Prospectus:
Trading Symbol	SVOAX
Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class F
Prospectus:
Trading Symbol	TMMAX
Class I Prospectus | SIMT US MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SEVIX
Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SUSYX
Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class Y
Prospectus:
Trading Symbol	STVYX